DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 6—DERIVATIVE FINANCIAL INSTRUMENTS

We enter into derivative financial instruments primarily to hedge certain firm purchase or sale commitments and forecasted transactions denominated in foreign currencies. We record these contracts at fair value on our consolidated balance sheets. Depending on the hedge designation at the inception of the contract, the related gains and losses on these contracts are either: (1) deferred as a component of AOCI until the hedged item is recognized in earnings; (2) offset against the change in fair value of the hedged firm commitment through earnings; or (3) recognized immediately in earnings. At inception and on an ongoing basis, we assess the hedging relationship to determine its effectiveness in offsetting changes in cash flows or fair value attributable to the hedged risk. We exclude from our assessment of effectiveness the portion of the fair value of the forward contracts attributable to the difference between spot exchange rates and forward exchange rates. The ineffective portion of a derivative’s change in fair value and any portion excluded from the assessment of effectiveness are immediately recognized in earnings. Gains and losses on derivative financial instruments that are immediately recognized in earnings are included as a component of gain (loss) on foreign currency-net in our consolidated statements of operations. At December 31, 2014, we had designated the majority of our foreign currency forward contracts as cash flow hedging instruments.

As of December 31, 2014, we had deferred approximately $82.8 million of net losses on these derivative financial instruments in AOCI, and we expect to reclassify approximately $61.9 million of the net deferred losses out of AOCI by December 31, 2015.

As of December 31, 2014, the majority of our derivative financial instruments consisted of foreign currency forward contracts. The notional value of our outstanding derivative contracts totaled $844.3 million at December 31, 2014, with maturities extending to October 2017. Of this amount, approximately $534.4 million is associated with various foreign currency expenditures we expect to incur on one of our ASA segment EPCI projects. These instruments consist of contracts to purchase or sell foreign-denominated currencies. As of December 31, 2014, the fair value of these contracts was in a net liability position totaling $46.9 million. The fair value of outstanding derivative instruments is determined using observable financial market inputs, such as quoted market prices, and is classified as Level 2 in nature.

The following tables summarize our derivative financial instruments:

Asset and Liability Derivatives

	December 31, 2014	December 31, 2013
	(in thousands)
Derivatives Designated as Hedges:
Location:
Accounts receivable-other	$1,173	$11,641
Other assets	16	1,647
Total asset derivatives	$1,189	$13,288

Accounts payable	$32,431	$20,209
Other liabilities	15,670	21,846
Total liability derivatives	$48,101	$42,055

The Effects of Derivative Instruments on our Financial Statements

	December 31,
	2014	2013
	(in thousands)
Derivatives Designated as Hedges:
Amount of gain/(loss) recognized in AOCI	$(65,503)	$(52,781)
Income (loss) reclassified from AOCI into income: effective portion
Location
Cost of operations	$26,418	$1,715
Gain(loss) recognized in income (loss): ineffective portion and amount excluded from effectiveness testing
Location
Gain (loss) on foreign currency—net	$6,910	$13,247

Credit Risk

In the event of nonperformance by counterparties to our derivative financial instruments, we may be exposed to credit-related losses. However, when possible, we enter into International Swaps and Derivative Association agreements with our derivative counterparties to mitigate this risk. We also attempt to mitigate this risk by using highly-rated major financial institutions as counterparties. Our derivative counterparties have the benefit of the same collateral arrangements and covenants as described under our Credit Agreement.